Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	Savos Investments Trust
Central Index Key	0001068602
Amendment Flag	false
Document Creation Date	Jan. 31, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Jan. 31, 2017
Savos Dynamic Hedging Fund | Savos Dynamic Hedging Fund
Prospectus:
Trading Symbol	SVDHX